Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (149)	$ 183
Reversal of amortization items - Prior service cost	(6)	1
Total recognized in other comprehensive (income) loss (pre-tax)	(155)	184
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(119)	(1,826)
Reversal of amortization items - Prior service cost	247	89
Total recognized in other comprehensive (income) loss (pre-tax)	$ 128	$ (1,737)